Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Income from continuing operations	$ 41,426	$ 10,965	$ 24,225	$ 7,581	$ (179,620)	$ 19,941	$ 8,441	$ (55)	$ 84,197	$ (151,293)	$ 60,719
Discontinued operations, net of income taxes					1,454	218	(23)	189		1,838	762
Net income (loss)	$ 41,426	$ 10,965	$ 24,225	$ 7,581	$ (178,166)	$ 20,159	$ 8,418	$ 134	$ 84,197	$ (149,455)	$ 61,481
Denominator:
Basic weighted-average shares outstanding									145,044,351	129,700,000	129,700,000
Effect of dilutive shares:
Stock options and unvested restricted stock units									486,938
Diluted weighted-average shares outstanding									145,531,289	129,700,000	129,700,000
Basic
Continuing operations	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.38)	$ 0.15	$ 0.06		$ 0.58	$ (1.17)	$ 0.47
Discontinued operations					$ 0.01	$ 0.01				$ 0.02
Net earnings per share	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.37)	$ 0.16	$ 0.06		$ 0.58	$ (1.15)	$ 0.47
Diluted
Continuing operations	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.38)	$ 0.15	$ 0.06		$ 0.58	$ (1.17)	$ 0.47
Discontinued operations					$ 0.01					$ 0.02
Net earnings per share	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.37)	$ 0.15	$ 0.06		$ 0.58	$ (1.15)	$ 0.47
Antidilutive stock options not included in diluted earnings per share									1,295,280